BNY Mellon Income Stock Fund (Prospectus Summary) | BNY Mellon Income Stock Fund
BNY Mellon Income Stock Fund
Investment Objective
The fund seeks total return (consisting of capital appreciation and income).

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Income Stock Fund	Class M Shares	Investor Shares
Investment advisory fees	0.65%	0.65%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.09%	0.10%
Total annual fund operating expenses	0.86%	1.12%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Income Stock Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class M Shares	88	274	477	1,061
Investor Shares	114	356	617	1,363

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

72.27% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets,

plus any borrowings for investment purposes, in stocks. The fund seeks to focus on dividend-paying stocks and other investments and investment techniques that provide income. The investment adviser chooses stocks through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. The fund will emphasize those stocks with value characteristics, although it may also purchase growth stocks. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Dow

Jones U.S. Select Dividend IndexSM (Dow Jones Index), but allocations may differ from those of the Dow Jones Index.  The fund also may invest up to 10% of its assets in convertible securities and up to 10% of its assets in preferred stocks.

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Convertible securities risk. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. Although convertible securities provide for a stable stream of income, they are subject to the risk that their issuers may default on their obligations. Convertible securities also offer the potential for capital appreciation through the conversion feature, although there can be no assurance of capital appreciation because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

o Preferred stock risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer's ability to make payments on the preferred stock.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the performance of the fund's Class

M shares and Investor shares to that of the Dow Jones Index, which is comprised of 100 of the highest dividend-yielding securities in the Dow Jones U.S.

IndexSM, a broad-based index that is representative of the total U.S. equity market, and the Russell 1000 Value Index, a widely recognized unmanaged index of large capitalization value stock performance.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is no guarantee of future results. Performance for each share class will vary due to differences in expenses.

The bar chart shows the performance of the fund's Class M

shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%) -- Class M

Best Quarter

Q2, 2009: 17.95%

Worst Quarter

Q4, 2008: -19.85%

The year-to-date total return of the fund's Class M shares as of 9/30/11 was

-8.12%.

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns BNY Mellon Income Stock Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Class M Shares	Class M returns before taxes	14.27%	1.54%	1.73%				Oct. 02, 2000
Class M Shares After Taxes on Distributions	Class M returns after taxes on distributions	13.94%	0.11%	0.52%				Oct. 02, 2000
Class M Shares After Taxes on Distributions and Sales	Class M returns after taxes on distributions and sale of fund shares	9.65%	1.28%	1.31%				Oct. 02, 2000
Investor Shares	Investor returns before taxes	14.07%	1.29%			2.57%		Jul. 11, 2001
Dow Jones Index	Dow Jones Index reflects no deduction for fees, expenses or taxes	18.32%	0.57%		[1]
Russell 1000 Value Index	Russell 1000 Value Index reflects no deduction for fees, expenses or taxes	15.51%	1.28%	3.26%		3.57%	[2]
[1]	The Dow Jones Index was first calculated on November 3, 2003. Accordingly, the fund will continue to report the performance of the Russell 1000 Value Index until the Dow Jones Index has been calculated for a 10-year period. For the period 11/3/03 through 12/31/10, the average annual total return of the Dow Jones Index was 4.45%.
[2]	Based on the life of Investor shares. For comparative purposes, the value of the Index on 6/30/01 is used as the beginning value on 7/11/01.